SCHEDULE OF OPERATING LEASE LIABILITIES (Details)	Jun. 30, 2024 GBP (£)
Leases
2024	£ 223,508
2025	447,015
2026	447,015
2027	447,015
2028	447,015
Less imputed interest	(358,041)
Total	£ 1,653,527